Cover	Apr. 18, 2024
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment to Form 8-K amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on April 23, 2024 (the “Original Form 8-K”). The amendment is being filed to amend a transposition of numbers in the disclosure in Item 1.01, amend the disclosure in Item 3.01 and include a new webinar link in the disclosure in Item 7.01. No other changes have been made to the Original Form 8-K.
Document Period End Date	Apr. 18, 2024
Entity File Number	001-41267
Entity Registrant Name	AMERICAN REBEL HOLDINGS, INC.
Entity Central Index Key	0001648087
Entity Tax Identification Number	47-3892903
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	909 18th Avenue South
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37212
City Area Code	(833)
Local Phone Number	267-3235
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.001 par value
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	AREB
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	AREBW
Security Exchange Name	NASDAQ